Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
9. Cash and cash equivalents

	June 30, 2025	December 31, 2024
	$	$
USD – United States dollar	11,828,673	28,271,247
GBP – Sterling	165,863	194,644
EUR – EURO	3,686	4,599
AUD – Australian dollar	472,836	768,699
ZAR – South African Rand	590	1,932
TZS – Tanzania Shilling	39,125	42,821
CAD - Canadian dollar	1,285	-
Cash and cash equivalents	12,512,058	29,283,942

Made up of:
Cash at banks and on hand	12,512,058	24,283,942
Short-term deposits	-	5,000,000
Cash and cash equivalents	12,512,058	29,283,942